FINANCIAL RISK MANAGEMENT (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities measured at amortized cost
Financial assets and financial liabilities
Total financial liabilities	₽ 433	₽ 518
Financial liabilities measured at amortized cost | Trade and other payables
Financial assets and financial liabilities
Total financial liabilities	364	427
Financial liabilities measured at amortized cost | Lease liabilities
Financial assets and financial liabilities
Total financial liabilities	69	91
Financial assets measured at amortized cost
Financial assets and financial liabilities
Total financial assets	4,531	2,830
Financial assets measured at amortized cost | Cash and cash equivalents
Financial assets and financial liabilities
Total financial assets	4,110	2,419
Financial assets measured at amortized cost | Trade and other receivables
Financial assets and financial liabilities
Total financial assets	414	408
Financial assets measured at amortized cost | Rent security deposits
Financial assets and financial liabilities
Total financial assets	₽ 7	₽ 3